Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Shares Capital
SHARE CAPITAL

The authorized share capital of the Corporation consists of an unlimited number of Common Shares, with no par value, and an unlimited number of convertible preferred shares (“Preferred Shares”), with no par value, issuable in series. As at December 31, 2019, 288,564,432 Common Shares were issued, outstanding and fully paid (December 31, 2018 – 273,177,244), and there were no Preferred Shares outstanding (December 31, 2018 – nil).

	Common Shares #	Preferred Shares #	Common Shares $000’s	Preferred Shares $000’s
Opening balance, as at January 1, 2018	147,947,874	1,139,249	1,199,834	684,385
Issue of Common Shares in relation to stock options and equity awards	1,791,860	—	38,048	—
Conversion of Preferred Shares to Common Shares	60,013,510	(1,139,249)	684,385	(684,385)
Issue of Common Shares in connection with acquired subsidiary	41,049,398	—	1,477,478	—
Issuance of Common Shares in connection with Equity Offering	18,875,000	—	690,353	—
Issue of Common Shares in connection with market access agreement	1,076,658	—	20,661	—
Issue of Common Shares in connection with exercised warrants	2,422,944	—	14,688	—
Equity fees	—	—	(5,413)	—
Reversal of 2014 deferred tax *	—	—	(3,747)	—
Ending balance, as at December 31, 2018	273,177,244	—	4,116,287	—
Issue of Common Shares in relation to stock options and equity awards	819,525	—	16,702	—
Issue of Common Shares to FOX	14,352,331	—	235,963	—
Issue of Common Shares in connection with market access agreement	215,332	—	5,198	—
Ending balance, as at December 31, 2019	288,564,432	—	4,374,150	—

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* During the year ended December 31, 2018, the Corporation made an adjustment of $3.7 million to the amounts recognized in Common Shares within share capital in respect of a previous reversal of deferred tax recognized through the consolidated statements of earnings (loss).
During the year ended December 31, 2019:

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The Corporation issued 726,300 Common Shares for cash consideration of $12.2 million as a result of the exercise of stock options. The exercised stock options were initially valued at $2.4 million. The Corporation also issued 93,225 Common Shares in connection with the settlement of other equity-based awards, initially valued at $2.1 million. Upon exercise or settlement, as applicable, the values originally allocated to the stock options and equity-based awards in the Equity reserve were reallocated to the Common Shares so issued.

•
FOX acquired 14,352,331 newly issued Common Shares, representing 4.99% of the Corporation’s then-issued and outstanding Common Shares (including the newly issued Common Shares), at a price of $16.4408 per share, for aggregate proceeds of $236.0 million. The Common Shares issued to FOX are subject to certain transfer restrictions for two years, subject to customary exceptions.

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The Corporation issued 215,332 Common Shares, valued at $5.2 million, to Eldorado Resorts, Inc. (“Eldorado”) as the Corporation exercised an option in connection with the 2018 Market Access Agreement (as defined below).

During the year ended December 31, 2018:

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The Corporation closed an underwritten public offering of Common Shares (the “Equity Offering”) at a price of $38.00 per Common Share. The Corporation sold a total of 17,000,000 Common Shares and certain selling shareholders of the Corporation sold 8,000,000 Common Shares. The net proceeds to the Corporation (excluding the over-allotment proceeds), after underwriting discounts and commissions, but before expenses of the Equity Offering payable by the Corporation, were $621.8 million. The Equity Offering also included an over-allotment option granted to the underwriters to purchase an additional 1,875,000 Common Shares from the Corporation and 1,875,000 Common Shares from the selling shareholders at a price of $38.00 per Common Share. The underwriters exercised this over-allotment option in full which resulted in additional net proceeds to the Corporation after underwriting discounts and commissions, but before expenses of the over-allotment option payable by the Corporation, of $68.6 million.

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The Corporation elected to effect the conversion of all Preferred Shares pursuant to their terms (the “Preferred Share Conversion”) as a result of meeting the applicable price and liquidity conditions with respect to the same. As a result, all of the Corporation’s outstanding Preferred Shares were converted into Common Shares at a rate of 52.7085 Common Shares per Preferred Share, resulting in the cancellation of all of the Preferred Shares and the issuance of 51,999,623 million Common Shares to the holders thereof. All the Preferred Shares were canceled and all rights associated therewith were terminated.

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The Corporation issued 1,731,761 Common Shares for cash consideration of $31.0 million as a result of the exercise of stock options. The exercised stock options were initially valued at $5.8 million. The Corporation also issued 60,099 Common Shares in connection with the settlement of other equity-based awards, initially valued at $1.2 million. Upon exercise or settlement, as applicable, the values originally allocated to the stock options and equity-based awards in the Equity reserve were reallocated to the Common Shares so issued.

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The Corporation issued 2,422,944 Common Shares as a result of the exercise of 4,000,000 warrants. There are no further outstanding warrants as at December 31, 2018. The exercised warrants were initially valued at $14.7 million. Upon the exercise of such warrants, the value originally allocated to the Warrants reserve were reallocated to the Common Shares so issued.

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The Corporation issued 8,013,887 Common Shares as a result of the voluntary conversion of 152,698 Preferred Shares prior to the Preferred Share Conversion. The converted Preferred Shares were initially valued at $114.9 million. Upon the conversion of the Preferred Shares, the value originally allocated to the Preferred Shares was reallocated to the Common Shares so issued. 8,000,000 of the Common Shares issued as a result of such voluntary conversion were then sold by the holders thereof in the Equity Offering.

•	The Corporation issued 3,115,344 Common Shares, valued at $96.4 million, to the sellers of BetEasy as partial consideration for the acquisition of an additional 18% of the equity interests in BetEasy.

•	The Corporation issued 37,934,054 Common Shares, valued at $1.38 billion, to the sellers of SBG as partial consideration for the SBG Acquisition.

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The Corporation issued 1,076,658 Common Shares, valued at $20.7 million, to Eldorado in connection with an agreement with Eldorado (the “Market Access Agreement”) which, among other things, grants the Corporation an option to operate online betting and gaming in certain states where Eldorado currently or in the future owns or operates casino properties.